NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)
NON-CONTROLLING INTERESTS
Net loss attributable to non-controlling interest		¥ 4,094	$ 585	¥ 8,398	¥ 16,829
Shanghai Yiyao Supply Chain Management Co., Ltd. | 1 Pharmacy Technology
NON-CONTROLLING INTERESTS
Aggregate shares | shares		1,863,987	1,863,987	13,521,445
Total cash consideration		¥ 1,864		¥ 13,521
Additional Paid-in Capital
NON-CONTROLLING INTERESTS
Capital contribution from non-controlling shareholders		18,724		16,456
Non-controlling Interests
NON-CONTROLLING INTERESTS
Capital contribution from non-controlling shareholders		¥ 3,339		¥ 2,935
1 Pharmacy Technology
NON-CONTROLLING INTERESTS
Shares issued | shares	32,500,000
Issuance Price	¥ 32,500
Vesting within two years
NON-CONTROLLING INTERESTS
Vesting shares (as a percentage)	50.00%
Vesting over two years thereafter
NON-CONTROLLING INTERESTS
Vesting shares (as a percentage)	50.00%